Other financial Liabilities - Derivative financial instruments (Details) € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	May 12, 2017 EUR (€)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 12, 2017 USD ($)	Feb. 15, 2017 USD ($)
Derivatives
Other financial liabilities
Nominal Amount				$ 9,600
Cross currency swap
Other financial liabilities
Nominal Amount	€ 176,638		$ 42,500		$ 192,500
Market value			0	9,600
Cash receipts from swap		$ 3,608
Foreign Currency Swaps
Interest receivable (as a percent)	9.375%
Fixed Interest Rate	8.062%				8.062%
Income (Expense) recorded in financial derivative loss			$ 3,164	2,736
Cash flow hedges | Cross currency swap
Foreign Currency Swaps
Percentage of derivative designated as a hedge			77.00%
Gain on change in fair value of hedged item used as basis for recognising hedge ineffectiveness			$ 11,161
Balance of CCS remained in the valuation adjustment reserve			(2,226)
Cash flow hedges | Cross currency swap | Exchange differences
Foreign Currency Swaps
Gain transferred from valuation adjustment reserve to income statement			5,090	2,874
Cash flow hedges | Cross currency swap | Finance costs
Foreign Currency Swaps
Gain transferred from valuation adjustment reserve to income statement			429	1,639
Derivatives designated as hedging instruments | Cross currency swap
Other financial liabilities
Nominal Amount				7,481
Derivatives designated as hedging instruments | Cash flow hedges | Cross currency swap
Foreign Currency Swaps
Gain recognized in other comprehensive income			11,161	9,663
Derivatives not designated as hedging instruments | Cross currency swap
Other financial liabilities
Nominal Amount				2,119
Derivatives not designated as hedging instruments | Cash flow hedges | Cross currency swap
Foreign Currency Swaps
Gain (loss) recognised in profit or loss			3,168	$ 2,729
Senior Notes due 2022 issued by Ferroglobe PLC
Other financial liabilities
Nominal Amount						$ 150,000
Senior Notes due 2022 issued by Ferroglobe PLC | Cash flow hedges | Cross currency swap
Other financial liabilities
Nominal Amount			$ 150,000
Ferroatlantica, S.A.U.
Foreign Currency Swaps
Percentage of interest in subsidiary sold				100.00%